INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by the Company’s subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The Company’s income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Current tax:
Current tax on profits for the year	$—	$36	$—
Adjustments in respect of prior years	3	(15)	—
Total current tax expense	3	21	—
Deferred tax:
Origination and reversal of temporary differences	53	(4)	(1)
Change in tax rates and imposition of new legislation	(35)	—	—
Adjustments in respect of prior years	(4)	14	—
Total deferred tax expense (recovery)	$14	$10	$(1)
Total income tax expense (recovery)	$17	$31	$(1)
The below reconciliation has been prepared using a statutory income tax rate, which is calculated using domestic tax rates applicable to the jurisdictions in which the Company’s subsidiaries operate in the given year.
The Company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Net income (loss) before income taxes	$814	$532	$(113)
Income tax at statutory tax rate	140	87	(7)

Tax effect of:
International operations subject to different tax rates	(84)	(59)	6
Change in tax rates and imposition of new tax legislation	(35)	—	—
Other	(4)	3	—
Total income tax expense (recovery)	$17	$31	$(1)
The following table presents a reconciliation of income tax rate from statutory rate to effective rate:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Statutory income tax rate	17.3%	16.4%	6.4%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(10.3)%	(11.2)%	(5.9)%
Change in tax rates and imposition of new tax legislation	(4.3)%	—%	—%
Other	(0.5)%	0.6%	—%
Effective income tax rate	2.2%	5.8%	0.5%
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Deferred tax asset, beginning of year	$490	$44	$—
Recognized in net (income) loss	(14)	(10)	1
Acquisition from business combination	51	369	2
Recognized in equity	(99)	86	21
Foreign exchange and other	4	1	20
Deferred tax asset, end of year	$432	$490	$44
Deferred tax asset recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2023	2022
Non-capital loss carryforwards	$93	$7
Investments	296	430
Future policy benefits	126	(31)
Participating policyholder liabilities	58	55
Deferred acquisition costs	(81)	38
Tax credit carryforwards	8	4
Other	(68)	(13)
Total deferred tax asset	$432	$490
The Company evaluates the deferred tax asset based on, among other factors, historical operating results, expectation of future profitability, and the duration of the applicable statutory carryforward periods for tax attributes. Based on the evaluation of the deferred tax asset as of December 31, 2023, the Company determined that the deferred tax asset would be realized within the applicable statutory carryforward.
Refer to Note 24, Accumulated Other Comprehensive Income (Loss) for deferred income tax recovery (expense) recognized in other comprehensive income.
Introduction of Pillar Two
The Organization for Economic Cooperation and Development (“OECD”) and its member countries with support from the G20, have proposed the enactment of a global minimum tax of 15% for Multinational Enterprise (“MNE”) groups with global annual revenue of €750 million or more (“Pillar Two”). The Company may become subject to additional income taxes as a result of these proposals, as enacted locally across jurisdictions.
The Company is incorporated under the laws of Bermuda and is not required to pay any taxes in Bermuda based upon income or capital gains. However, in December 2023, the Government of Bermuda enacted a corporate income tax (“CIT”) regime, designed to align with the OECD’s global minimum tax rules. Effective January 1, 2025, the regime applies a 15% CIT to Bermuda businesses that are part of MNE groups with annual revenue of €750 million or more. As a result of this new regime, the Company recognized a deferred tax asset of $35 million as of December 31, 2023. We will continue to monitor developments prior to the commencement of this regime.
The Company has foreign operating subsidiaries principally located in Bermuda, the U.S., Canada and the Cayman Islands, as well as the United Kingdom (“U.K.”). The U.K. enacted legislation in July 2023 implementing certain provisions of Pillar Two and has also stated its intention to implement the undertaxed payment rule (“UTPR”). The planned adoption of the UTPR in the U.K. would enable other jurisdictions to impose taxes on a portion of an MNE’s global profits that are subject to an effective tax rate below the 15% minimum rate. While Canada has signaled its intention to fully enact Pillar Two legislation, its legislation is currently in draft. The U.S. and the Cayman Islands have not yet passed legislation with respect to Pillar Two.
The Company is currently evaluating the impact of the global minimum tax requirements by monitoring the legislative changes relating to Pillar Two and assessing their impact on our operations and financial statements